Changes in non-cash working capital increase (decrease) - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Restricted cash	$ (2)
Accounts receivable	(17)	$ 53
Other current assets		6
Deferred funding asset		18
Accounts payable and accrued liabilities	(30)	(15)
Net changes in non cash working capital	(49)	62
Operating activities	(40)	68
Investing activities	(9)	(6)
Net changes in non cash working capital	(49)	62
Interest paid in cash	35	20
Income taxes paid (recovered) in cash	$ 0	$ 0